Financial risk management - Summary of Sensitivity Analysis of Fair Value Measurement to Changes in Unobservable Inputs, Liabilities (Detail) - Interest rate, measurement input [member] - Interest rate risk [member] - EUR (€)
€ in Thousands
12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Interest rates – increase by 10 basis points	[1]	€ 76	€ 23
Interest rates – decrease by 10 basis points	[1]	€ (68)	€ (16)

[1]	Keeping all other variables constant.